Subsidiaries	12 Months Ended
Mar. 31, 2013
Subsidiaries

31. Subsidiaries

HDB Financial Services Limited (“HDBFSL”) is a non-banking financial company and a subsidiary of the Bank. As at March 31, 2013, the stake-holding of the Bank in HDBFSL was 97.6%. The financial statements of HDBFSL are consolidated.

HDFC Securities Ltd. (“HSL”) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As at March 31, 2013 the Bank holds a 62.1% effective equity interest. The financial statements of HSL are consolidated.

Atlas Documentary Facilitators Company Private Ltd (“ADFC”) specializes in back-office processing. The Bank regularly transacts business with ADFC. As on March 31, 2013, HDFC Bank Ltd. and its subsidiaries hold 59.0% of the equity interests of ADFC. Members of the Bank’s management team as well as other employees also hold a stake in the equity share capital. The financial statements of ADFC are consolidated.

HBL Global Private Ltd (“HBL”) is a subsidiary of ADFC which holds 98.0% of its equity. HBL provides direct sales support for certain products of the Bank. The financial statements of HBL are consolidated.